Summary of significant accounting policies (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Apr. 30, 2021
Working capital	$ 34,000,000
Accumulated other comprehensive income	1,118		$ (1,456)
Gain from short term investments	0	$ 84,634
Escrow	28,501,762		52,187,762	$ 600,000
Continuing Operations [Member]
Employee benefits	19,950	0
Segment Dis Continuing Operations [Member]
Employee benefits	0	$ 185,902
Infobird Anhui [Member]
Minority shareholders ownership interests		0.05%
Infobird Guiyang [Member]
Minority shareholders ownership interests		9.82%
Shanghai Qishuo [Member]
Minority shareholders ownership interests		49.00%
Escrow [Member]
Escrow	0		0
Escrow account related to convertible notes and issuance of common shares amount	28,501,762		52,187,762
Accumulated Other Comprehensive Income Loss [Member]
Accumulated other comprehensive income	$ 1,118		$ (1,456)